Management Assertions on the 2 court cases regarding Convertible Promissory Notes of Predecessor (Detail Narrative)	6 Months Ended
Jun. 30, 2019 USD ($) shares
Converted shares | shares	56,000
SND Auto Group Inc [Member]
Converted shares | shares	2,700,000
Trading price description	The terms of the Note entitle the plaintiff to payment in cash or in shares of the maker (SND Auto Group, Inc.), at a discount of 65% of the lowest trading price of the preceding 30 trading days.
SND Auto Group Inc [Member] | Mammoth West Corporation [Member]
Owed amount | $	$ 7,280
SND Auto Group, Inc [Member ] | Southridge Partners II Limited [Member ]
Owed amount | $	$ 26,000